PROVISIONS - Future disbursements (Details) - Dec. 31, 2018 $ in Millions, $ in Millions	USD ($)	CAD ($)
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 182.9	$ 179.1
Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		179.1
Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	182.9
2019 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		10.7
2019 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	0.0
2020 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		18.1
2020 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	0.0
2021 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		14.7
2021 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	0.3
2022 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		9.8
2022 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	0.0
2023 | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		8.4
2023 | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	1.9
2024 and thereafter | Doyon Mine and Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)		$ 117.4
2024 and thereafter | Essakane and Rosebel Mines
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 180.7